Fair Value measurement - Summary of Fair Value Assets Measured on Recurring Basis (Detail) - Listed Equity Securities [Member] - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Investments accounted for at fair value
Investments, Fair Value	¥ 808	¥ 840
Fair Value, Inputs, Level 1 [Member]
Investments accounted for at fair value
Investments, Fair Value	808	840
Fair Value, Inputs, Level 2 [Member]
Investments accounted for at fair value
Investments, Fair Value	0	0
Fair Value, Inputs, Level 3 [Member]
Investments accounted for at fair value
Investments, Fair Value	¥ 0	¥ 0